BINGHAM McCUTCHEN LLP
                               150 FEDERAL STREET
                        BOSTON, MASSACHUSETTS 02110-1726





                                              October 30, 2007

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

         Re:      Pioneer Independence Fund
                  Post-Effective Amendment to
                  Registration Statement on Form N-14
                  (File Nos. 333-146123 and 811-085467)
                  -------------------------------------

Ladies and Gentlemen:

     On behalf of our client, Pioneer Independence Fund, a Delaware statutory trust ("Independence Fund"), we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), that the forms of proxy statement/prospectus and statement of additional information relating to a proposed reorganization whereby substantially all of the assets of each class of shares of Pioneer Growth Shares will be transferred in a tax-free reorganization to Independence Fund in exchange for corresponding classes of shares, that would have been filed by Independence Fund pursuant to Rule 497 under the Securities Act upon the effectiveness of Post-Effective Amendment No. 1 (the "Amendment") to the combined proxy and registration statement on Form N-14, with exhibits (the "Registration Statement") would not have differed from those contained in the Amendment. The Amendment, which was filed via the EDGAR system on October 25, 2007, is the most recent amendment to the Registration Statement.

     Please call Toby R. Serkin at (617) 951-8760 or the undersigned at (617) 951-8458 with any comments or questions relating to the filing.

                                              Sincerely,

                                              /s/ Jeremy B. Kantrowitz

                                              Jeremy B. Kantrowitz